Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Aug. 31, 2022
Significant Accounting Judgments Estimates And Assumptions
Significant Accounting Judgments, Estimates and Assumptions

4.	Significant Accounting Judgments, Estimates and Assumptions

The preparation of these consolidated financial statements requires management to make judgements and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. On an ongoing basis, management evaluates its judgements and estimates in relation to assets, liabilities, revenue and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgements and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions. The most significant estimates relate to the appropriate depreciation rate for property, plant and equipment, the valuation of warrant liability, the recoverability of other receivables, the valuation of deferred income tax amounts, the impairment on mineral properties and deferred exploration and property, plant and equipment and the calculation of share-based payments. The most significant judgements relate to the recognition of deferred tax assets and liabilities and asset retirement obligations, the determination of the economic viability of a project or mineral property, the date of commencement of commercial production, and the determination of functional currencies.

a)	Accounting Policy Judgements

The Company made the following critical judgements in applying its accounting policies during the year ended August 31, 2022:

i)	Exploration and Evaluation Assets and Expenditures

The application of the Company’s accounting policy for exploration and evaluation assets and expenditures requires judgment to determine whether future economic benefits are likely, from either future exploitation or sale, or whether activities have not reached a stage that permits a reasonable assessment of the existence of reserves, and to determine whether indicators of impairment exist including factors such as, the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date.

ii)	Determination of Commercial Viability and Technical Feasibility of the Buckreef Gold Project

The application of the Company’s accounting policy for mineral property development costs required judgment to determine when technical feasibility and commercial viability of the Buckreef Gold Project was demonstrable. The Company considered the positive NI 43-101 compliant Preliminary Feasibility Study (“PFS”) published in 2018, updated resource in 2020, the results from the 120 tonnes per day “tpd” oxide processing plant constructed for testing purposes and interim operation of the 360 tpd plant, all of which led to a decision to construct a 1,000+ tpd processing plant with an expectation of generating a positive long-term return on the Buckreef Gold Project based on a positive Net Present Value generated from a discounted cash flow model.

b)	Estimates and Assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities as at the date of the consolidated financial statements and the reported amount of revenues and expenses for the reporting period.

i)	Exploration and Evaluation Assets and Expenditures

As noted above, during the three months ended November 30, 2021, with the construction decision from the Board of Directors, the Buckreef Gold Project transitioned from an exploration and evaluation asset under IFRS 6 to mineral property, plant and equipment under IAS 16. At the time of the transition from exploration and evaluation to mineral property, plant and equipment, the Company completed an impairment test as required by IFRS 6. The impairment test compared the carrying amount of the Buckreef Gold Project to its recoverable amount. The recoverable amount is the higher of the value in use and the fair value less costs of disposal. The Company estimated the recoverable amount using the discounted cash flow model as noted above. The significant assumptions that impacted the resulting fair value include future gold prices, capital cost estimates, operating cost estimates, estimated reserves and resources and the discount rate. Upon completion of the impairment tests, the Company concluded that there was no impairment.